Taxes - Schedule of Components of Provision (Benefit) for Income Taxes (Details) (Superior Living SDN. BHD.) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Deferred								$ 5,334
Provision (benefit) for income taxes		$ (6,965)		$ 6,965				$ 5,334
Superior Living SDN. BHD. [Member]
Current					$ (61,402)		$ 580,734
Deferred	50,833	(57,232)			(250,822)		16,814
Provision (benefit) for income taxes	$ 50,833	$ (57,232)			$ (312,224)		$ 597,548